LOANS AND BORROWINGS - Type of short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Short-term borrowings by type
Unsecured short-term loans and borrowings	¥ 512,387	¥ 221,436
Secured short-term loans and borrowings	4,127,287	1,009,320
Short-term borrowings	¥ 4,639,674	¥ 1,230,756